Share-Based Payment - Schedule of Number of Share Options and the Weighted Average Exercise Prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of Share Options and the Weighted Average Exercise Prices [Abstract]
Number of options, Share options outstanding at beginning of year		2
Weighted average exercise price, Share options outstanding at beginning of year	$ 426,000	$ 1,506,000
Number of options, Share options granted during the year
Weighted average exercise price, Share options granted during the year
Number of options, Share options exercised during the year
Weighted average exercise price, Share options exercised during the year		$ 7,500
Number of options, Share options forfeited during the year
Weighted average exercise price, Share options forfeited during the year		$ 6,000
Number of options, Share options expired during the year
Weighted average exercise price, Share options expired during the year	$ 1,205,000	$ 2,476,500
Number of options, Share options outstanding at end of year
Weighted average exercise price, Share options outstanding at end of year	$ 933,532	$ 426,000
Number of options, Share options exercisable at end of year
Weighted average exercise price, Share options exercisable at end of year	$ 1	$ 378,000